Segment Information (Schedule of Operations in Geographical Areas) (FY) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 1,288	$ 1,253	$ 2,534	$ 2,478	$ 5,021	$ 4,870	$ 4,700
Property, plant and equipment, net	$ 263		$ 263		262	247	260
Reportable geographical components | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales					2,177	2,094	1,890
Property, plant and equipment, net					179	168	171
Reportable geographical components | China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales					356	395	416
Reportable geographical components | Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales					257	251	273
Property, plant and equipment, net					23	21	23
Reportable geographical components | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net					14	15	16
Reportable geographical components | All other (each country individually less than 5% of total sales)
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales					2,231	2,130	2,121
Property, plant and equipment, net					$ 46	$ 43	$ 50
Geographic concentration risk | Reportable geographical components | Total sales
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage					5.00%	5.00%	5.00%
Geographic concentration risk | Reportable geographical components | Total property, plant and equipment
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage					5.00%	5.00%	5.00%